Property, plant and equipment - Summary of Movements in Property, Plant and Equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	€ 10,259
Property, plant and equipment at end of period	7,826	€ 10,259
Owned assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	10,259
Property, plant and equipment at end of period	7,826	10,259
Includes capital expenditures for assets under construction	1,661	1,602
Land and buildings | Owned assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	3,387
Property, plant and equipment at end of period	2,607	3,387
Includes capital expenditures for assets under construction	262	234
Freehold land
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	556
Property, plant and equipment at end of period	496	556
Plant and equipment | Owned assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	6,872
Property, plant and equipment at end of period	5,219	6,872
Includes capital expenditures for assets under construction	1,399	1,368
Cost | Owned assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	20,904	19,628
Additions through business combinations	15	1
Additions	1,701	1,740
Disposals and other movements	(546)	(1,189)
Hyperinflationary adjustment	(181)	664
Distributed through demerger	(5,041)
Reclassification as held for sale	(123)	(96)
Currency retranslation	(1,360)	156
Property, plant and equipment at end of period	15,369	20,904
Cost | Land and buildings | Owned assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	5,104	4,671
Additions through business combinations	0	0
Additions	345	319
Disposals and other movements	(134)	(116)
Hyperinflationary adjustment	(59)	223
Distributed through demerger	(1,035)
Reclassification as held for sale	(10)	(27)
Currency retranslation	(327)	34
Property, plant and equipment at end of period	3,884	5,104
Cost | Plant and equipment | Owned assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	15,800	14,957
Additions through business combinations	15	1
Additions	1,356	1,421
Disposals and other movements	(412)	(1,073)
Hyperinflationary adjustment	(122)	441
Distributed through demerger	(4,006)
Reclassification as held for sale	(113)	(69)
Currency retranslation	(1,033)	122
Property, plant and equipment at end of period	11,485	15,800
Accumulated depreciation | Owned assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	(10,645)	(10,251)
Depreciation charge for the year	(997)	(1,005)
Disposals and other movements	373	938
Hyperinflationary adjustment	131	(279)
Distributed through demerger	2,924
Reclassification as held for sale	45	65
Currency retranslation	626	(113)
Property, plant and equipment at end of period	(7,543)	(10,645)
Accumulated depreciation | Land and buildings | Owned assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	(1,717)	(1,599)
Depreciation charge for the year	(125)	(119)
Disposals and other movements	25	45
Hyperinflationary adjustment	13	(33)
Distributed through demerger	426
Reclassification as held for sale	2	15
Currency retranslation	99	(26)
Property, plant and equipment at end of period	(1,277)	(1,717)
Accumulated depreciation | Plant and equipment | Owned assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	(8,928)	(8,652)
Depreciation charge for the year	(872)	(886)
Disposals and other movements	348	893
Hyperinflationary adjustment	118	(246)
Distributed through demerger	2,498
Reclassification as held for sale	43	50
Currency retranslation	527	(87)
Property, plant and equipment at end of period	€ (6,266)	€ (8,928)